FAIR VALUE (Tables)	12 Months Ended
Dec. 26, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value
We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value.  Assets and liabilities measured at fair value are as follows:

	December 26, 2015			December 27, 2014
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Money market funds	$78,210	—	$78,210	$62	—	$62
Bond funds	—	238	238	—	—	—
Domestic stock funds	—	3,130	3,130	—	—	—
Mutual funds:
Domestic stock funds	3,523	—	3,523	208	—	208
International stock funds	237	—	237	68	—	68
Target funds	230	—	230	198	—	198
Bond funds	172	—	172	157	—	157
Total mutual funds	4,162	—	4,162	693	—	693
Assets at fair value	$82,372	$3,368	$85,740	$693	—	$693

Available for Sale Investment Portfolio	Ardellis' available for sale investment portfolio consists of the following:

		Unrealized
	Cost	Gain/Loss	Fair Value
Fixed Income	$3,362	$(12)	$3,350
Equity	3,438	(45)	3,393
Total	$6,800	$(57)	$6,743